Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accounts payable and accrued liabilities [abstract]
Disclosure of detailed information about trade and other payables [Table Text Block]
	December 31,	December 31,
	2021	2020
	$	$

Trade payables	9,678	12,771
Other payables	13,568	19,093
Accrued interests on long-term debt	142	166
Income taxes payable	-	6,055
Other accrued liabilities	6,661	8,804
	30,049	46,889